Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Common stock, par value
Common stock, shares authorized	5,000,000	5,000,000
Common stock, shares issued	2,388,225	2,308,765
Common stock, shares outstanding	2,388,225	2,308,765